Reverse Recapitalization - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Cash acquired from business acquisition and PIPE financing	$ 43.8	$ 43.8
Business Combination, Acquisition Related Costs	12.5
Payment Of Acquisition Related Fees	$ 9.5